Property, Plant and Equipment - Summary of Capitalised Exploration Drilling Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Capitalized Expenditures On Mining Interests To Expenditures On Mining Interests [Abstract]
Beginning balance	$ 7,910	$ 7,835	$ 8,465
Additions pending determination of proved reserves	1,708	1,762	3,276
Amounts charged to expense	(896)	(834)	(2,771)
Reclassifications to productive wells on determination of proved reserves	(982)	(1,187)	(991)
Other movements	153	334	(144)
Ending balance	$ 7,893	$ 7,910	$ 7,835